                                   SUPPLEMENT
                              DATED AUGUST 18, 2006
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
   FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
                               DATED JULY 31, 2006


This supplement amends the SAI for The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc., dated July 31, 2006. The SAI is revised as follows:

THE HARTFORD HIGH YIELD FUND

Effective August 2, 2006, James Serhant has been added as a portfolio manager for The Hartford High Yield Fund. Accordingly:

(a) In the section of the SAI entitled "Portfolio Managers, Other Accounts Sub-Advised by Hartford Investment Management Portfolio Managers," the following line item is added on page 100 directly after the line item pertaining to Russell Regenauer:


                      REGISTERED
                      INVESTMENT
 PORTFOLIO             COMPANY         ASSETS       POOLED     ASSETS      OTHER          ASSETS
  MANAGER              ACCOUNTS        MANAGED     ACCOUNTS   MANAGED     ACCOUNTS       MANAGED
 ---------            ----------       -------     --------   -------     --------       -------
James Serhant(3)          1         $693,363,539       0         $0           1        $101,202,000

(3) Mr. Serhant became a portfolio manager for The Hartford High Yield Fund in August 2006. Therefore, the information presented in the table above is current as of July 31, 2006. With respect to the other registered investment company account listed in the table, Mr. Serhant became a portfolio manager of that account on August 2, 2006, but the information presented as to assets managed for that account is current as of July 31, 2006.

(b) In the section of the SAI entitled "Portfolio Managers, Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers," the following line item is added on page 104 directly after the line item pertaining to Russell Regenauer:


                                                                                DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER                        FUND(s) SUB-ADVISED/MANAGED            BENEFICIALLY OWNED
-----------------                        ---------------------------            ------------------
James Serhant(2)                         High Yield Fund                        None

(2) Mr. Serhant became a portfolio manager for The Hartford High Yield Fund in August 2006. Therefore, the information presented in the table above is current as of July 31, 2006.


THE HARTFORD INCOME FUND

As of August 2, 2006, Edward Vaimberg is no longer involved in the portfolio management of The Hartford Income Fund. Accordingly, in the section of the SAI entitled "Portfolio Managers, Other Accounts Sub-Advised by Hartford Investment Management Portfolio Managers," the line item on page

100 regarding Edward Vaimberg is deleted. In addition, in the section of the SAI entitled "Portfolio Managers, Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers," the line item on page 104 regarding Edward Vaimberg is deleted.

Also effective August 2, 2006, Jeffrey S. MacDonald and Charles Moon have been added as portfolio managers for The Hartford Income Fund. Accordingly:

(a) In the section of the SAI entitled "Portfolio Managers, Other Accounts Sub-Advised by Hartford Investment Management Portfolio Managers," the following line items are added on page 100 directly after the line item pertaining to Christopher Hanlon:

                           REGISTERED
                           INVESTMENT
 PORTFOLIO                  COMPANY         ASSETS       POOLED     ASSETS      OTHER          ASSETS
  MANAGER                   ACCOUNTS        MANAGED     ACCOUNTS   MANAGED     ACCOUNTS       MANAGED
 ---------                 ----------       -------     --------   -------     --------       -------
Jeffrey S. MacDonald(4)        2          292,503,872      0          $0           5       $360,949,000
Charles Moon(5)                2          292,503,872      0          $0           4      $26,809,075,085

(4) Mr. MacDonald became a portfolio manager for The Hartford Income Fund in August 2006. Therefore, the information presented in the table above is current as of July 31, 2006. With respect to the other registered investment company accounts listed in the table, Mr. MacDonald became a portfolio manager of those accounts on August 2, 2006, but the information presented as to assets managed for those accounts is current as of July 31, 2006.

(5) Mr. Moon became a portfolio manager for The Hartford Income Fund in August 2006. Therefore, the information presented in the table above is current as of July 31, 2006. With respect to the other registered investment company accounts listed in the table, Mr. Moon became a portfolio manager of those accounts on August 2, 2006, but the information presented as to assets managed for those accounts is current as of July 31, 2006.

(b) In the section of the SAI entitled "Portfolio Managers, Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers," the following line item is added on page 104 directly after the line item pertaining to Christopher Hanlon:

                                                                                DOLLAR RANGE OF EQUITY SECURITIES
PORTFOLIO MANAGER                        FUND(s) SUB-ADVISED/MANAGED            BENEFICIALLY OWNED
-----------------                        ---------------------------            ------------------
Jeffrey MacDonald(3)                     Income Fund                            None
Charles Moon(4)                          Income Fund                            None

(3) Mr. MacDonald became a portfolio manager for The Hartford Income Fund in August 2006. Therefore, the information presented in the table above is current as of July 31, 2006.

(4) Mr. Moon became a portfolio manager for The Hartford Income Fund in August 2006. Therefore, the information presented in the table above is current as of July 31, 2006.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.